Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Operating activities:
Consolidated net income	$ 732.5	$ 252.2	$ 146.0
Adjustments to reconcile consolidated net income to net cash provided by operating activities:
Depreciation, depletion and amortization	552.2	534.3	278.3
Deferred income tax (benefit) expense	(44.3)	123.4	60.0
Share-based compensation expense	46.5	29.2	21.4
Loss on extinguishment of debt	0.3	25.9	39.5
(Gain) loss on disposal of plant, equipment and other, net	(13.9)	(10.0)	0.9
Equity in income of unconsolidated entities	(4.6)	(3.4)	(1.5)
Pension and other postretirement funding more than expense	(167.1)	(305.4)	(22.7)
Settlement of interest rate swaps and foreign currency hedge	0	(2.8)	1.7
Impairment adjustments and other non-cash items	21.2	29.2	31.5
Change in operating assets and liabilities, net of acquisitions:
Accounts receivable	(63.2)	55.5	(14.4)
Inventories	(122.8)	7.1	(0.5)
Other assets	(13.1)	(17.8)	33.2
Accounts payable	87.5	(77.8)	(38.8)
Income taxes	(13.8)	13.3	(56.2)
Accrued liabilities and other	35.1	3.8	(16.7)
Net cash provided by operating activities	1,032.5	656.7	461.7
Investing activities:
Capital expenditures	(440.4)	(452.4)	(199.4)
Cash paid for the purchase of a leased facility	0	(17.0)	0
Cash paid for purchase of business, net of cash acquired	(6.3)	(125.6)	(1,300.1)
Investment in unconsolidated entities	(0.1)	(1.7)	(2.0)
Return of capital from unconsolidated entities	1.0	1.8	1.0
Proceeds from sale of property, plant and equipment	26.8	40.5	8.6
Proceeds from property, plant and equipment insurance settlement	15.4	10.2	0.5
Net cash used for investing activities	(403.6)	(544.2)	(1,491.4)
Financing activities:
Proceeds from issuance of notes	0	1,442.2	0
Additions to revolving credit facilities	99.0	748.1	802.6
Repayments of revolving credit facilities	(146.2)	(759.8)	(564.5)
Additions to debt	277.0	326.6	2,877.4
Repayments of debt	(787.4)	(1,803.6)	(1,966.3)
Debt issuance costs	(2.0)	(16.2)	(43.8)
Cash paid for debt extinguishment costs	(0.1)	(14.0)	(37.9)
Issuances of common stock, net of related minimum tax withholdings	3.5	5.2	25.2
Excess tax benefits from share-based compensation	6.0	10.0	0
Advances from unconsolidated entity	1.2	0.2	1.7
Cash dividends paid to shareholders	(75.3)	(56.5)	(37.6)
Cash distributions paid to noncontrolling interests	(4.9)	(0.8)	(5.2)
Net cash (used for) provided by financing activities	(629.2)	(118.6)	1,051.6
Effect of exchange rate changes on cash and cash equivalents	(0.5)	1.6	3.9
(Decrease) increase in cash and cash equivalents	(0.8)	(4.5)	25.8
Cash and cash equivalents at beginning of period	37.2	41.7	15.9
Cash and cash equivalents at end of period	36.4	37.2	41.7
Supplemental disclosure of cash flow information:
Income taxes, net of refunds	22.0	(9.6)	22.7
Interest, net of amounts capitalized	$ 98.8	$ 114.8	$ 86.9